Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill And Intangible Assets Disclosure [Abstract]
Summary of Goodwill
Stack Group
Balance as of January 1, 2020	466,320
Goodwill acquired (Note 17)	6,563
Balance as of December 31, 2020 and 2021	472,883
Balance as of December 31, 2021 (US$)	74,206